Annual Total Returns - Franklin K2 Alternative Strategies Fund [BarChart] - Franklin K2 Alternative Strategies Fund-17 - Franklin K2 Alternative Strategies Fund - Class A	Sep. 17, 2021
Bar Chart Table:
Annual Return 2014	4.88%
Annual Return 2015	(0.12%)
Annual Return 2016	1.68%
Annual Return 2017	6.57%
Annual Return 2018	(2.36%)
Annual Return 2019	7.18%